Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2015
Note 9 - Leases (Tables) [Line Items]
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen
	2014	2015

Head office*	¥666,480	¥2,187,901
Sales and subsidiaries offices	554,610	547,549
Others	43,445	64,751

Total refundable guarantee deposits	¥1,264,535	¥2,800,201

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2016	¥390,720	¥3,119,351	¥3,656,304
2017	390,720	3,264,243	2,356,415
2018	193,610	700,711	1,334,395
2019		116,649	641,375
2020		111,880	129,148
2021 and thereafter		308,681	31

Total minimum lease payments	¥975,050	¥7,621,515	8,117,668

Less amounts representing interest			(255,134)

Present value of net minimum capital lease payments			7,862,534
Less current portion			(3,522,113)

Noncurrent portion			¥4,340,421

Sale-Type Leases [Member]
Note 9 - Leases (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	2014	2015

Year ending March 31:
2016		¥715,357
2017		348,041
2018		254,580
2019		147,406
2020		23,272

Total minimum lease payments to be received*	¥1,434,815	1,488,656
Estimated residual value of leased property (unguaranteed)	-	-
Less unearned income	(22,364)	(24,278)
Net investment in sales-type leases	1,412,451	1,464,378
Less current portion	(659,677)	(702,219)
Non-current net investment in sales-type leases	¥752,774	¥762,159